                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-4170
               ---------------------------------------------------

                  CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                  Credit Suisse New York Tax Exempt Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31, 2003

Date of reporting period: January 1, 2003 to June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003
(UNAUDITED)


- CREDIT SUISSE
  CASH RESERVE FUND

- CREDIT SUISSE
  NEW YORK TAX EXEMPT FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CASH RESERVE FUND, INC.
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 23, 2003

Dear Shareholder:

   For Credit Suisse Cash Reserve Fund, Inc. (the "Fund"), the annualized current yields for the seven-day period ended June 30, 2003 were 0.65%(1) and 0.40%(1) (with waivers and reimbursements) for the Fund's Common Class and Class A shares, respectively, and 0.20%(1) for the Fund's Class B and Class C shares.

   The Fund's fiscal half-year was a difficult time for money market vehicles. Most challenging, in our view, was the simple fact that short-term interest rates were sufficiently low to compel many investors to look elsewhere for attractive yields. The official fed funds rate was 1.25% during most of the period, and the Federal Reserve (the "Fed") cut it by a quarter-point on June 25 to 1.00%, the lowest such level since 1958. The Fed additionally indicated in frequent public comments that it was prepared to keep rates low not only to try to stimulate economic growth, but also to avert even the remote possibility of deflation.

   To some degree, money market vehicles benefited early in the period from the high degree of risk aversion caused by uncertainty about the timing and potential length of a war in Iraq. While such risk aversion frequently wreaked havoc on stocks, it also prompted some shifting of assets out of stocks and into less-risky investments like money market funds. War-related uncertainty started to abate around the time fighting began in mid-March, however, allowing for greater risk-taking and a re-focusing of sentiment on the outlook for interest rates and economic activity.

   The main driver of our investment approach during the half-year was our ongoing belief that the Fed would choose to keep interest rates low or reduce them even further. We thus utilized two primary strategies in an attempt to maximize the Fund's potential yield and return. First, we increased the portfolio's holdings in comparatively longer-term (I.E., up to one year) securities whose yields were correspondingly high. In the process, we lengthened the Fund's average weighted maturity to 63 days at June 30, 2003 from 34 days at the end of 2002. Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we are cautiously optimistic about the prospects for economic growth, which has direct implications for interest rates and, therefore, money market funds as well. We believe that an abundance of monetary and fiscal stimulus, combined with the likelihood that the Fed will remain committed to trying to boost growth, should help to revive the pace of activity in the second half of this year. While this may periodically result in higher market-based rates, we also expect that the Fed will probably keep nominal rates unchanged for the time being.

   In addition, we continue to see several important trends at work in the corporate sector -- notably the deleveraging of balance sheets, the movement toward a greater degree of financial disclosure and the adoption of increasingly conservative accounting standards -- that could improve overall creditworthiness and benefit the Fund's investable universe accordingly.

   Our strategy going forward will retain the use of opportunistic buying when we feel that market-based rates are sufficiently high. Given our expectation that nominal rates will stay stable, we are not incentivized to keep the portfolio's average weighted maturity on the long side, and thus are likely to let it shorten somewhat.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(2)

                                                                SINCE        INCEPTION
                          1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
                          ------      -------     --------    ---------      ---------
Common Class               1.03%       3.73%        4.24%        2.60%         4/16/85
Class A                    0.78%         --           --         0.88%        11/30/01
Class B                      --          --           --         0.26%(3)      5/01/03
Class C                      --          --           --         0.26%(3)      5/01/03

----------
(1) Recent and any future declines in interest-rate levels could cause this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.
(3)  Returns for periods less than one year are not annualized.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 23, 2003

Dear Shareholder:

   For Credit Suisse New York Tax Exempt Fund, Inc. (the "Fund"), the annualized current yields for the seven-day period ended June 30, 2003 were 0.47%(1) and 0.22%(1) (with waivers and reimbursements) for the Fund's Common Class and Class A shares, respectively. The Fund's average weighted maturity was 48 days at June 30, 2003, versus 51 days on December 31, 2002.

   The Fund's fiscal half-year was a challenging time for New York issuers of municipal debt as well as money market vehicles more generally. In New York, both the state and New York City (I.E., the state's biggest municipality and issuer of municipal debt) endured budget negotiations whose difficult nature, even in the best of times, was amplified by the necessity for fiscal austerity to cope with anticipated shortfalls in public revenue. Not surprisingly, the state's municipalities issued new debt heavily in order to raise badly needed funds. Demand was sufficiently strong to absorb the new supply.

   As for money market vehicles, the most challenging aspect of the environment, in our view, was the simple fact that short-term interest rates were sufficiently low to compel many investors to look elsewhere for attractive yields. The official fed funds rate was 1.25% in most of the period, and the Federal Reserve (the "Fed") cut it by a quarter-point on June 25 to 1.00%, the lowest such level since 1958. The Fed additionally indicated in frequent public comments that it was prepared to keep rates low not only to try to stimulate economic growth, but also to avert even the remote possibility of deflation.

   Our investment approach during the half-year utilized two primary strategies in an attempt to preserve capital while maximizing the Fund's potential yield and return. First, we stuck to our discipline of concentrating the portfolio in securities of comparatively strong credit quality, such as those backed by bond insurance or a letter of credit. Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we are cautiously optimistic about the prospects for U.S. economic growth, which has direct implications for interest rates and, therefore, money market funds as well. We believe that an abundance of monetary and fiscal stimulus, combined with the likelihood that the Fed will remain committed to trying to boost growth, should help to revive the pace of activity in the second half of this year. While this may periodically result in higher market-based rates, we also expect that the Fed will probably keep nominal rates unchanged for the time being.

   With regard to strategy, the approach we have taken thus far in 2003 remains intact. We continue to 1) emphasize higher-quality instruments (e.g., insured or backed by a letter of credit) and try to avoid issuers whose eventual ratings downgrade appears probable to us; and 2) make new purchases on an opportunistic basis when we see market-based rates as attractive.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(2)

                                                                SINCE     INCEPTION
                          1 YEAR      5 YEARS     10 YEARS    INCEPTION      DATE
                          ------      -------     --------    ---------   ---------
Common Class               0.74%       2.19%        2.50%        1.54%      4/18/85
Class A                    0.50%         --           --         0.53%     11/30/01


----------
(1) Recent and any future declines in interest-rate levels could cause this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

      PAR                                                            RATINGS+
     (000)                                                         (S&P/MOODY'S)  MATURITY    RATE%       VALUE
    --------                                                      --------------  --------  --------  --------------
ASSET BACKED COMMERCIAL PAPER (33.0%)
FINANCE (33.0%)
    $  1,157  Amstel Funding Corp.                                 (A-1+ , P1)    07/15/03     1.252  $    1,156,437
       5,000  Clipper Receivables Corp.                             (A-1 , P1)    07/21/03     1.031       4,997,139
       6,000  Compass Securitization LLC                           (A-1+ , P-1)   07/08/03     1.211       5,998,588
       5,000  Ivory Funding Corp.                                   (A-1 , P1)    07/07/03     1.330       4,998,892
       4,917  Kitty Hawk Funding Corp.                             (A-1+ , P1)    07/08/03     1.000       4,916,044
       4,000  Moat Funding LLC                                     (A-1+ , P1)    07/09/03     1.330       3,998,818
       5,000  Old Line Funding Corp.                               (A-1+ , P1)    07/01/03     1.250       5,000,000
       5,000  Special Purpose Accounts Receivables                  (A1 , P1)     07/21/03     0.991       4,997,250
       5,000  Windmill Funding Corp.                               (A-1+ , P1)    07/10/03     1.262       4,998,425
                                                                                                      --------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $41,061,593)                                                    41,061,593
                                                                                                      --------------
COMMERCIAL PAPER (27.0%)
BANKS (13.4%)
       5,000  Depfa Bank PLC                                       (A-1+ , P1)    09/24/03     0.942       4,987,989
       2,900  HBOS Treasury Services PLC                           (A-1+ , P1)    07/16/03     1.202       2,898,550
       5,000  Societe Generale                                     (A-1+ , P1)    07/10/03     1.220       4,998,475
       3,850  Svenska Handelsbanken AB                              (A-1, P1)     07/02/03     1.100       3,849,882
                                                                                                      --------------
                                                                                                          16,734,896
                                                                                                      --------------
FINANCE (13.6%)
       4,000  General Electric Capital Corp.                       (A-1+ , P1)    08/05/03     1.270       3,995,061
       5,000  Goldman Sachs Group, Inc.                             (A-1 , P1)    11/17/03     0.923       4,982,239
       2,800  Morgan Stanley Dean Witter                            (A+ , Aa3)    01/20/04     5.625       2,865,840
       5,000  UBS Finance LLC                                      (A-1+ , P1)    07/01/03     1.310       5,000,000
                                                                                                      --------------
                                                                                                          21,857,909
                                                                                                      --------------
TOTAL COMMERCIAL PAPER (Cost $38,592,805)                                                                 38,592,805
                                                                                                      --------------
VARIABLE RATE CORPORATE OBLIGATIONS (6.4%)
BANKS (2.4%)
       3,000  Bank One NA##                                         (A-1 , P1)    02/24/04     1.290       2,999,803
                                                                                                      --------------
FINANCE (4.0%)
       5,000  Merrill Lynch & Company, Inc.##                       (A-1 , P1)    05/21/04     1.260       5,014,769
                                                                                                      --------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $8,014,572)                                                8,014,572
                                                                                                      --------------
MUNICIPAL BONDS (11.7%)
CALIFORNIA (1.6%)
       2,000  California State Housing Finance Agency,
                Revenue Bonds Taxable Home Mortgage
                Series T (AMBAC Assurance Corp.) VRDN##           (A-1+ , VMIG1)  07/02/03     1.120       2,000,000
                                                                                                      --------------
NEW YORK (7.5%)
       4,725  New York City Housing Development Corp. ,
                Series 95-B, Taxable Housing-Chelsea Center
                (Bayerische Landesbank LOC) VRDN##                  (A-1 , P1)    07/02/03     1.050       4,725,000
       4,600  New York State Housing Finance Agency,
                Revenue Bonds, Taxable Housing, Kew Gardens,
                Series B (Fannie Mae LOC) VRDN##                   (NR , VMIG1)   07/02/03     1.000       4,600,000
                                                                                                      --------------
                                                                                                           9,325,000
                                                                                                      --------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                            RATINGS+
     (000)                                                         (S&P/MOODY'S)  MATURITY    RATE%       VALUE
    --------                                                      --------------  --------  --------  --------------
MUNICIPAL BONDS (CONCLUDED)
WISCONSIN (2.6%)
    $  3,150  Waukesha Health System, Inc.,
                Revenue Bonds, Taxable Bonds
                (Bank One Trust Co. LOC) VRDN##                   (A-1 , VMIG1)   07/03/03     1.050  $    3,150,000
                                                                                                      --------------
TOTAL MUNICIPAL BONDS (Cost $14,475,000)                                                                  14,475,000
                                                                                                      --------------
UNITED STATES AGENCY OBLIGATIONS (12.5%)
       2,000  Fannie Mae                                           (AAA , Aaa)    05/14/04     5.625       2,076,338
       3,500  Fannie Mae Discount Notes                            (AAA , Aaa)    02/06/04     1.260       3,473,050
       2,200  Fannie Mae Discount Notes                            (AAA , Aaa)    03/05/04     1.250       2,181,055
       2,600  Federal Home Loan Bank                               (AAA , Aaa)    04/16/04     4.875       2,675,634
       2,600  Freddie Mac                                          (AAA , Aaa)    01/15/04     3.250       2,625,626
       2,500  Freddie Mac                                          (AAA , Aaa)    07/15/04     3.000       2,549,911
                                                                                                      --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $15,581,614)                                                 15,581,614
                                                                                                      --------------
UNITED STATES TREASURY OBLIGATIONS (2.3%)
UNITED STATES TREASURY NOTE (2.3%)
       2,800  United States Treasury Notes (Cost $2,850,245)       (AAA , Aaa)    04/30/04     3.375       2,850,245
                                                                                                      --------------
REPURCHASE AGREEMENT (6.2%)
       7,688  Goldman Sachs Group, L.P. (Agreement dated
                6/30/03, to be repurchased at $7,688,254,
                collateralized by $2,079,000 Freddie Mac
                2.750% due 3/15/08, $1,816,000 Freddie Mac
                6.250% due 7/15/04, $3,030,000 Federal Home
                Loan Bank 4.000% due 5/20/09 and $681,000
                Fannie Mae 3.625% due 1/30/08. Market Value
                of Collateral is $7,842,698). (Cost $7,688,000)    (A1+ , Aaa)    07/01/03     1.190       7,688,000
                                                                                                      --------------
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $123,249,060)                                                   123,249,060
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                               1,151,004
                                                                                                      --------------
NET ASSETS (100.0%)                                                                                   $  124,400,064
                                                                                                      ==============

                Average Weighted Maturity -- 63 days (Unaudited)

                          INVESTMENT ABBREVIATIONS
                      AMBAC = Ambac Assurance Corporation
                       VRDN = Variable Rate Demand Note
                        LOC = Letter of Credit

----------
+ Credit ratings given by Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of June 30, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

      PAR                                                            RATINGS+
     (000)                                                         (S&P/MOODY'S)  MATURITY    RATE%       VALUE
    --------                                                      --------------  --------  --------  --------------
MUNICIPAL BONDS (114.6%)
NEW YORK (114.6%)
    $  3,000  Arlington, NY, Central School District, General
                Obligation Unlimited Notes, BAN                     (NR , NR)     12/19/03     1.200  $    3,004,457
       2,000  Chautauqua County, NY, Industrial Development
                Agency, (Red Wing Co. Project)
                (Wachovia Bank LOC) VRDN##                          (NR , Aa3)    07/01/03     1.040       2,000,000
       4,000  Chemung County, NY Industrial Development
                Agency, Revenue Bonds, Hathorn
                Redevelopment Co. Project B
                (Bank of New York LOC) VRDN##                      (NR , VMIG1)   07/03/03     0.900       4,000,000
       5,000  East Meadow, NY, Union Free School District,
                General Obligation Unlimited Notes,
                Tax Anticipation Notes                              (NR , NR)     06/29/04     1.500       5,030,450
       2,000  Farmingdale, NY, Union Free School District,
                General Obligation Unlimited, BAN                   (NR , NR)     11/19/03     2.000       2,004,033
       2,725  Huntington, NY, General Obligation
                Unlimited, Series B, BAN                            (NR , NR)     10/30/03     1.500       2,729,198
       5,500  Metropolitan Transportation Authority New York,
                (ABN Amro Bank LOC) TECP                            (A-1+, PI)    08/11/03     1.100       5,500,000
       4,900  Metropolitan Transportation Authority New York,
                Revenue Bonds, Series D-2
                (FSA Insured) VRDN##                              (A-1+ , VMIG1)  07/03/03     0.900       4,900,000
       2,600  Monroe County, NY, Industrial Development
                Agency, Revenue Bonds,
                (St. Ann's Home for Aged Project)
                (HSBC Bank USA LOC) VRDN##                         (NR , VMIG1)   07/02/03     0.960       2,600,000
       1,000  New York State Dormitory Authority,
                Revenue Bonds, Certificates Series D, VRDN##        (AAA , NR)    07/03/03     1.000       1,000,000
       3,500  New York State Housing Finance Agency,
                Revenue Bonds, 750 6th Avenue- A
                (FNMA LOC) VRDN##                                  (NR , VMIG1)   07/02/03     1.100       3,500,000
       1,700  New York State Housing Finance Agency,
                Revenue Bonds, E39 Street Housing-A-Rmkt
                (FNMA LOC) VRDN##                                  (NR , VMIG1)   07/02/03     1.100       1,700,000
       5,000  New York State Housing Finance Agency,
                Revenue Bonds, Historic Front Street, Series A
                (Bank of New York LOC) VRDN##                      (NR , VMIG1)   07/03/03     0.970       5,000,000
       1,570  New York State Housing Finance Agency,
                Revenue Bonds, Normandie City I Project
                (Landesbank Hessen-Thuringen LOC) VRDN##          (A-1+ , VMIG1)  07/02/03     0.920       1,570,000
       2,000  New York State Housing Finance Agency,
                Revenue Bonds, Series E
                (BNP Paribas LOC) VRDN##                           (A-1+ , NR)    07/02/03     0.900       2,000,000
       1,000  New York State Local Government Assistance
                Corp., Revenue Bonds, Series B (MBIA Insured)       (AAA , Aaa)   04/01/04     5.250       1,031,001

                 See Accompanying Notes to Financial Statements.

      PAR                                                            RATINGS+
     (000)                                                         (S&P/MOODY'S)  MATURITY    RATE%       VALUE
    --------                                                      --------------  --------  --------  --------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
    $  1,000  New York State Local Government Assistance
                Corp., Revenue Bonds, Series B (Westdeutsche
                Landesbank and Bayerische
                Landesbank LOC) VRDN##                            (A-1+ , VMIG1)  07/02/03     0.900  $    1,000,000
       8,200  New York State Local Government
                Assistance Corp., Revenue Bonds, Series F
                (Toronto Dominion Bank LOC) VRDN##                (A-1 , VMIG1)   07/02/03     0.900       8,200,000
       2,000  New York State Thruway Authority, Revenue
                Notes, Series A, BAN                              (SP-1+ , MIG1)  10/01/03     1.125       2,000,244
       2,000  New York State Thruway Authority
                Highway & Bridge Trust Fund, Revenue Bonds,
                Series A (AMBAC Insured)##                         (AAA , Aaa)    04/01/04     5.800       2,110,012
       3,950  New York State, General Obligation Unlimited,
                Environmental Quality-G
                (Westdeutsche Landesbank LOC)##                   (A-1+ , VMIG1)  10/02/03     1.480       3,950,105
       1,400  New York, NY, City Cultural Resources,
                Revenue Bonds, American Museum of
                Natural History, Series A
                (MBIA LOC) VRDN##                                 (A-1+ , VMIG1)  07/02/03     0.850       1,400,000
       1,935  New York, NY, City Cultural Resources,
                Revenue Bonds, Carnegie Hall
                (Westdeutsche Landesbank LOC) VRDN##              (A-1+ , VMIG1)  07/02/03     0.850       1,935,000
       2,200  New York, NY, City Housing Development Corp.,
                Multifamily Rental, Revenue Bonds, Series A
                (Carnegie Park) (FNMA Insured LOC) VRDN##          (A-1+ , NR)    07/02/03     0.950       2,200,000
       1,600  New York, NY, City Housing Development Corp.,
                Multifamily Rental, Revenue Bonds, Series A
                (FNMA LOC) VRDN##                                  (A-1+ , NR)    07/02/03     0.950       1,600,000
       3,725  New York, NY, City Industrial Development
                Agency, Revenue Bonds, Adjusted Abigail
                Press Incorporated Project
                (JP Morgan Chase Bank LOC) VRDN##                  (A-1+ , NR)    07/03/03     1.000       3,725,000
       1,500  New York, NY, City Municipal Water
                Finance Authority, Revenue Bonds, Adjusted
                Series A (FGIC LOC) VRDN##                        (A-1+ , VMIG1)  07/01/03     0.950       1,500,000
       3,430  New York, NY, City Transitional Finance Authority,
                Revenue Bonds, Adjusted Future Tax Secured
                Series A-1 (Westdeutsche
                Landesbank LOC) VRDN##                            (A-1+ , VMIG1)  07/02/03     1.000       3,430,000
       1,300  New York, NY, City Transitional Finance Authority,
                Revenue Bonds, Adjusted Future Tax Secured
                Series B (Landesbank Baden
                Wurtt LOC) VRDN##                                 (A-1+ , VMIG1)  07/01/03     0.950       1,300,000
       3,000  New York, NY, City Transitional Finance Authority,
                Revenue Bonds, Future Tax Secured
                Series A-2, (JP Morgan LOC) VRDN##                (A-1+ , VMIG1)  07/02/03     0.900       3,000,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                            RATINGS+
     (000)                                                         (S&P/MOODY'S)  MATURITY    RATE%       VALUE
    --------                                                      --------------  --------  --------  --------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
    $  2,265  New York, NY, City Transitional Finance Authority,
                Revenue Bonds, Future Tax Secured Subseries
                B-3 (First National Bank LOC) VRDN##              (A-1+ , VMIG1)  07/02/03     1.000  $    2,265,000
       1,000  New York, NY, City Transitional Finance Authority,
                Revenue Bonds, NYC Recovery Series 1,
                Subseries 1D (Landesbank Hessen-
                Thuringen LOC) VRDN##                             (A-1+ , VMIG1)  07/01/03     0.980       1,000,000
       3,000  New York, NY, City Transitional Finance Authority,
                Revenue Bonds, Subseries 2D
                (Lloyds TSB Bank LOC) VRDN##                       (A-1+ , Aa2)   07/02/03     0.950       3,000,000
       2,550  New York, NY, City Transitional Finance Authority,
                Revenue Bonds, Subseries 2F
                (Bayerische Landesbank LOC) VRDN##                (A-1+ , VMIG1)  07/01/03     0.980       2,550,000
       3,000  New York, NY, City Transitional Finance Authority,
                Revenue Notes, BAN                                (SP-1+ , MIG1)  11/06/03     2.500       3,008,999
       3,400  New York, NY, General Obligation Unlimited,
                Adjusted Subseries G-2
                (Bank of Nova Scotia LOC) VRDN##                  (A-1 , VMIG1)   07/02/03     0.900       3,400,000
       2,130  New York, NY, General Obligation Unlimited,
                Series B, Subseries B8
                (Bayerische Landesbank LOC) VRDN##                (A-1+ , VMIG1)  07/02/03     0.900       2,130,000
       2,100  New York, NY, General Obligation Unlimited,
                Series D (FGIC Insured) VRDN##                    (A-1+ , VMIG1)  07/02/03     0.950       2,100,000
       1,100  New York, NY, General Obligation Unlimited,
                Series F-2 (Toronto Dominion Bank LOC) VRDN##     (A-1 , VMIG1)   07/02/03     0.900       1,100,000
       1,600  New York, NY, General Obligation Unlimited,
                Series H, Subseries H-6 (MBIA) VRDN##             (A-1+ , VMIG1)  07/02/03     0.850       1,600,000
       2,100  New York, NY, General Obligation Unlimited,
                Subseries A-6 (Landesbank Hessen LOC) VRDN##      (A-1+ , VMIG1)  07/02/03     0.950       2,100,000
       2,000  New York, NY, General Obligation Unlimited,
                Subseries A-8 (AMBAC Insurance) VRDN##            (A-1+ , VMIG1)  07/02/03     0.900       2,000,000
       1,800  New York, NY, Housing Development Corp.,
                Revenue Bonds, Multifam-Columbus Apts-A
                (FNMA) VRDN##                                      (A-1+ , NR)    07/02/03     0.950       1,800,000
       1,300  Niagara Falls, NY, Bridging Community Toll,
                Revenue Bonds, Adjusted Fixed
                Series A (FGIC) VRDN##                            (A-1+ , VMIG1)  07/02/03     0.850       1,300,000
       2,000  Sachem Central School District, NY, Holbrook,
                General Obligation Unlimited, BAN                  (NR , MIG1)    07/23/03     2.375       2,001,039
       5,000  Somers, NY, Central School District, General
                Obligation Unlimited Notes,
                Tax Anticipation Notes                              (NR , NR)     10/10/03     1.250       5,004,950
       2,078  Tompkins County, NY, General Obligation
                Unlimited Notes, BAN                                (NR , NR)     03/13/04     1.750       2,087,477

                 See Accompanying Notes to Financial Statements.

      PAR                                                            RATINGS+
     (000)                                                         (S&P/MOODY'S)  MATURITY    RATE%       VALUE
    --------                                                      --------------  --------  --------  --------------
MUNICIPAL BONDS (CONCLUDED)
NEW YORK (CONCLUDED)
    $  1,000  Tompkins County, NY, Indistrial Development
                Agency, Revenue Bonds, Civic Facility
                Series A (HSBC Bank LOC) VRDN##                    (NR , VMIG1)   07/03/03     0.950  $    1,000,000
       3,995  Triborough Bridge and Tunnel Authority NY,
                VRDN##                                             (A-1+ , NR)    07/03/03     1.020       3,995,000
       1,170  United Nations Development Corp., NY,
                Revenue Bonds, Series B (Pre-refunded in
                U.S. Government securities @ 102%)                  (NR , Aaa)    07/01/03     6.250       1,193,400
       1,500  Yonkers, NY, Industrial Development Agency,
                Revenue Bonds, VRDN##                              (NR , VMIG1)   07/02/03     1.090       1,500,000
                                                                                                      --------------
TOTAL NEW YORK (Cost $131,055,365)                                                                       131,055,365
                                                                                                      --------------
TOTAL MUNICIPAL BONDS (Cost $131,055,365)                                                                131,055,365
                                                                                                      --------------

TOTAL INVESTMENTS AT VALUE (114.6%) (Cost $131,055,365)                                                  131,055,365
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.6%)                                                           (16,675,683)
                                                                                                      --------------
NET ASSETS (100.0%)                                                                                   $  114,379,682
                                                                                                      ==============

                Average Weighted Maturity -- 48 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                        AMBAC = Ambac Assurance Corporation
                          BAN = Bond Anticipation Note
                         FGIC = Financial Guaranty Insurance Company
                         FNMA = Federal National Mortgage Association
                          FSA = Financial Security Assurance, Inc.
                          LOC = Letter of Credit
                         MBIA = MBIA Insurance Corporation
                           NR = Not Rated
                         TECP = Tax Exempt Commercial Paper
                         VRDN = Variable Rate Demand Note

----------
+ Credit ratings given by Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of June 30, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

                                                                                  CASH            NEW YORK
                                                                              RESERVE FUND     TAX EXEMPT FUND
                                                                             ---------------   ---------------
ASSETS
    Investments at value (Cost $123,249,060 and $131,055,365,
      respectively) (Note 1)                                                 $   123,249,060   $   131,055,365
    Cash                                                                                 506                --
    Receivable for fund shares sold                                                1,754,700           144,823
    Interest receivable                                                              235,032           403,659
    Prepaid expenses                                                                  43,363            24,805
                                                                             ---------------   ---------------
      Total Assets                                                               125,282,661       131,628,652
                                                                             ---------------   ---------------
LIABILITIES
    Due to custodian                                                                      --         2,342,752
    Advisory fee payable (Note 2)                                                      6,114            23,368
    Administrative services fee payable (Note 2)                                      23,862            22,044
    Distribution fee payable (Note 2)                                                    253                 4
    Payable for fund shares redeemed                                                 764,146         2,477,974
    Dividend payable                                                                  47,516            48,134
    Directors' fee payable                                                               568               620
    Payable for investments purchased                                                     --        12,304,685
    Other accrued expenses payable                                                    40,138            29,389
                                                                             ---------------   ---------------
      Total Liabilities                                                              882,597        17,248,970
                                                                             ---------------   ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                         124,734           114,396
    Paid-in capital (Note 3)                                                     124,608,844       114,268,827
    Distributions in excess of net investment income                                  (8,423)               --
    Accumulated net realized loss on investments                                    (325,091)           (3,541)
                                                                             ---------------   ---------------
      Net Assets                                                             $   124,400,064   $   114,379,682
                                                                             ===============   ===============
COMMON SHARES
    Net assets                                                               $   123,178,636   $   114,358,534
    Shares outstanding                                                           123,510,329       114,375,194
                                                                             ---------------   ---------------
    Net asset value, offering price, and redemption price per share          $          1.00   $          1.00
                                                                             ===============   ===============
A SHARES
    Net assets                                                               $     1,129,608   $        21,148
    Shares outstanding                                                             1,132,048            21,148
                                                                             ---------------   ---------------
    Net asset value, offering price, and redemption price per share          $          1.00   $          1.00
                                                                             ===============   ===============
B SHARES
    Net assets                                                               $        45,910                NA
    Shares outstanding                                                                45,909                NA
                                                                             ---------------   ---------------
    Net asset value, offering price, and redemption price per share          $          1.00                NA
                                                                             ===============   ===============
C SHARES
    Net assets                                                               $        45,910                NA
    Shares outstanding                                                                45,909                NA
                                                                             ---------------   ---------------
    Net asset value, offering price, and redemption price per share          $          1.00                NA
                                                                             ===============   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                  CASH            NEW YORK
                                                                              RESERVE FUND     TAX EXEMPT FUND
                                                                             ---------------   ---------------
INTEREST INCOME (Note 1)                                                     $       907,855   $       679,148
                                                                             ---------------   ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                235,240           146,171
    Administrative services fees (Note 2)                                            108,289            95,253
    Distribution fees (Note 2)                                                         2,206                35
    Transfer agent fees                                                               55,961             9,335
    Registration fees                                                                 24,303            13,913
    Legal fees                                                                        28,391            19,339
    Audit fees                                                                        12,375            11,957
    Printing fees (Note 2)                                                             8,880             8,941
    Custodian fees                                                                     8,297             5,134
    Directors' fees                                                                    6,730             6,783
    Insurance expense                                                                  6,485             5,882
    Miscellaneous expense                                                              2,384             2,469
                                                                             ---------------   ---------------
      Total expenses                                                                 499,541           325,212
    Less: fees waived (Note 2)                                                      (128,411)           (7,324)
                                                                             ---------------   ---------------
      Net expenses                                                                   371,130           317,888
                                                                             ---------------   ---------------
       Net investment income                                                         536,725           361,260
                                                                             ---------------   ---------------

NET REALIZED GAIN FROM INVESTMENTS                                                     2,684                --
                                                                             ---------------   ---------------
    Net increase in net assets resulting from operations                     $       539,409   $       361,260
                                                                             ===============   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                          CASH RESERVE FUND                     NEW YORK TAX EXEMPT FUND
                                               ---------------------------------------   ---------------------------------------
                                               FOR THE SIX MONTHS                        FOR THE SIX MONTHS
                                                     ENDED             FOR THE YEAR            ENDED             FOR THE YEAR
                                                 JUNE 30, 2003            ENDED            JUNE 30, 2003            ENDED
                                                  (UNAUDITED)       DECEMBER 31, 2002       (UNAUDITED)       DECEMBER 31, 2002
                                               ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
  Net investment income                        $          536,725   $        2,868,600   $          361,260   $        1,380,398
  Net realized gain (loss) from investments                 2,684             (246,467)                  --                  155
                                               ------------------   ------------------   ------------------   ------------------
    Net increase in net assets resulting
      from operations                                     539,409            2,622,133              361,260            1,380,553
                                               ------------------   ------------------   ------------------   ------------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class Shares                                  (526,235)          (2,875,574)            (361,206)          (1,380,232)
    Class A Shares                                         (4,746)              (7,157)                 (54)                (166)
    Class B Shares                                            (18)                  --                   --                   --
    Class C Shares                                            (18)                  --                   --                   --
                                               ------------------   ------------------   ------------------   ------------------
    Net decrease in net assets resulting
      from dividends                                     (531,017)          (2,882,731)            (361,260)          (1,380,398)
                                               ------------------   ------------------   ------------------   ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                        273,348,705          763,895,569          138,244,754          263,891,050
  Reinvestment of dividends                               187,068            1,151,887               23,386              243,105
  Net asset value of shares redeemed                 (288,914,740)        (926,533,330)        (141,643,763)        (333,064,869)
                                               ------------------   ------------------   ------------------   ------------------
    Net decrease in net assets from
      capital share transactions                      (15,378,967)        (161,485,874)          (3,375,623)         (68,930,714)
                                               ------------------   ------------------   ------------------   ------------------
  Net decrease in net assets                          (15,370,575)        (161,746,472)          (3,375,623)         (68,930,559)

NET ASSETS
  Beginning of period                                 139,770,639          301,517,111          117,755,305          186,685,864
                                               ------------------   ------------------   ------------------   ------------------
  End of period                                $      124,400,064   $      139,770,639   $      114,379,682   $      117,755,305
                                               ==================   ==================   ==================   ==================
  DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME                          $           (8,423)  $          (14,131)  $               --   $               --
                                               ==================   ==================   ==================   ==================

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Shares of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                           MONTHS ENDED                      FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003       -------------------------------------------------------------
                                           (UNAUDITED)           2002         2001         2000         1999         1998
                                          -------------       ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period    $      1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                          -------------       ---------    ---------    ---------    ---------    ---------

INVESTMENT OPERATIONS
  Net investment income                          0.0039          0.0125       0.0371       0.0592       0.0464       0.0499
                                          -------------       ---------    ---------    ---------    ---------    ---------

LESS DIVIDENDS
  Dividends from net investment income          (0.0039)        (0.0125)     (0.0371)     (0.0592)     (0.0464)     (0.0499)
                                          -------------       ---------    ---------    ---------    ---------    ---------

  NET ASSET VALUE, END OF PERIOD          $      1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                          =============       =========    =========    =========    =========    =========
      Total return(1)                              0.39%           1.25%        3.77%        6.08%        4.74%        5.12%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                        $     123,179       $ 138,095    $ 301,516    $ 343,623    $ 463,971    $ 429,978
    Ratio of expenses to average
      net assets(2)                                0.55%(3)        0.55%        0.55%        0.57%        0.56%        0.56%
    Ratio of net investment income to
      average net assets                           0.81%(3)        1.38%        3.85%        5.07%        4.66%        5.00%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                       0.19%(3)        0.14%        0.11%        0.11%        0.12%        0.12%

----------
(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares net expense ratio by .00%, .02%, .01%, and .01% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively. The Fund's net operating expense ratio after reflecting these arrangements was .55% for each of the years ending December 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended June 30, 2003 and the year ended December 31, 2002, there were no transfer agent credits.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Shares of the Fund Outstanding Throughout Each Period)

                                                                                       FOR THE YEAR
                                                               FOR THE SIX                 ENDED
                                                               MONTHS ENDED            DECEMBER 31,
                                                              JUNE 30, 2003       ----------------------
                                                               (UNAUDITED)          2002        2001(1)
                                                              -------------       ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period                        $      1.0000       $  1.0000    $  1.0000
                                                              -------------       ---------    ---------

INVESTMENT OPERATIONS
  Net investment income                                              0.0027          0.0100       0.0011
                                                              -------------       ---------    ---------

LESS DIVIDENDS
  Dividends from net investment income                              (0.0027)        (0.0100)     (0.0011)
                                                              -------------       ---------    ---------

NET ASSET VALUE, END OF PERIOD                                $      1.0000       $  1.0000    $  1.0000
                                                              =============       =========    =========
      Total return(2)                                                  0.27%           1.01%        0.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $       1,130       $   1,676    $       1
    Ratio of expenses to average net assets                            0.80%(3)        0.80%        0.80%(3)
    Ratio of net investment income to average net assets               0.56%(3)        1.01%        1.43%(3)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                    0.19%(3)        0.19%        0.37%(3)

----------
(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class B and Class C Shares of the Fund Outstanding Throughout The Period)

                                                                  CLASS B             CLASS C
                                                              ----------------    ----------------
                                                               FOR THE PERIOD      FOR THE PERIOD
                                                                   ENDED               ENDED
                                                              JUNE 30, 2003(1)    JUNE 30, 2003(1)
                                                                (UNAUDITED)         (UNAUDITED)
                                                              ----------------    ----------------
PER SHARE DATA
  Net asset value, beginning of period                        $         1.0000    $         1.0000
                                                              ----------------    ----------------

INVESTMENT OPERATIONS
  Net investment income                                                 0.0004              0.0004
                                                              ----------------    ----------------

LESS DIVIDENDS
  Dividends from net investment income                                 (0.0004)            (0.0004)
                                                              ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                                $         1.0000    $         1.0000
                                                              ================    ================
      Total return(2)                                                     0.04%               0.04%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $             46    $             46
    Ratio of expenses to average net assets(3)                            1.00%               1.00%
    Ratio of net investment income to average net assets(3)               0.30%               0.30%
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements(3)                                    0.25%               0.25%

----------
(1)  For the period May 1, 2003 (inception date) through June 30, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Shares of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                           MONTHS ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003       -------------------------------------------------------------
                                           (UNAUDITED)           2002         2001         2000         1999         1998
                                          -------------       ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period    $      1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                          -------------       ---------    ---------    ---------    ---------    ---------

INVESTMENT OPERATIONS
  Net investment income                          0.0031          0.0090       0.0202       0.0341       0.0267       0.0287
                                          -------------       ---------    ---------    ---------    ---------    ---------

LESS DIVIDENDS
  Dividends from net investment income          (0.0031)        (0.0090)     (0.0202)     (0.0341)     (0.0267)     (0.0287)
                                          -------------       ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD            $      1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                          =============       =========    =========    =========    =========    =========
      Total return(1)                              0.31%           0.90%        2.13%        3.46%        2.70%        2.92%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                        $     114,359       $ 117,734    $ 186,685    $ 197,544    $ 181,842    $ 174,743
    Ratio of expenses to average
      net assets(2)                                0.55%(3)        0.55%        0.55%        0.57%        0.56%        0.55%
    Ratio of net investment income to
      average net assets                           0.62%(3)        0.92%        2.11%        3.39%        2.68%        2.86%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                       0.01%(3)        0.08%        0.15%        0.11%        0.13%        0.14%

----------
(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares net expense ratio by .00%, .02%, .01%, and .00% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively. The Fund's net operating expense ratio after reflecting these arrangements was .55% for each of the years ending December 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended June 30, 2003 and the year ended December 31, 2002, there were no transfer agent credits.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Shares of the Fund Outstanding Throughout Each Period)

                                                                                       FOR THE YEAR
                                                               FOR THE SIX                ENDED
                                                              MONTHS ENDED             DECEMBER 31,
                                                              JUNE 30, 2003       ----------------------
                                                               (UNAUDITED)          2002        2001(1)
                                                              -------------       ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period                        $      1.0000       $  1.0000    $  1.0000
                                                              -------------       ---------    ---------

INVESTMENT OPERATIONS
  Net investment income                                              0.0018          0.0062       0.0004
                                                              -------------       ---------    ---------

LESS DIVIDENDS
  Dividends from net investment income                              (0.0018)        (0.0062)     (0.0004)
                                                              -------------       ---------    ---------

NET ASSET VALUE, END OF PERIOD                                $      1.0000       $  1.0000    $  1.0000
                                                              =============       =========    =========
      Total return(2)                                                  0.18%           0.62%        0.04%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $          21       $      21    $       1
    Ratio of expenses to average net assets                            0.80%(3)        0.80%        0.80%(3)
    Ratio of net investment income to average net assets               0.37%(3)        0.59%        0.50%(3)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                    0.01%(3)        0.08%        0.15%(3)

----------
(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Cash Reserve Fund, Inc. ("Cash Reserve") and the Credit Suisse New York Tax Exempt Fund, Inc. ("New York Tax Exempt") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Cash Reserve and New York Tax Exempt (each, a "Fund" and collectively, the "Funds") were incorporated under the laws of the state of Maryland on November 15, 1984, and October 31, 1984, respectively.

   The investment objective of Cash Reserve is to provide investors with high current income consistent with liquidity and stability of principal. The investment objective of New York Tax Exempt is to provide investors with as high a level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   Cash Reserve offers four classes of shares: Common Class, Class A, Class B and Class C shares. New York Tax Exempt offers two classes of shares: Common Class and Class A shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that it bears different expenses, which reflect the difference in the range of services provided to them. Common Class shares of the Funds do not bear distribution expenses. Class A shares of the Funds bear expenses paid pursuant to a plan of distribution at an annual rate of 0.25% of the average daily net asset value of each Fund Class A shares. Class B and Class C shares of Cash Reserve bear expenses paid pursuant to a plan of distribution at an annual rate not to exceed 0.75% of the average daily net asset value of Cash Reserve's Class B and Class C shares.

   Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share for each Fund. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined at 12 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas

Day. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Directors to represent the fair value of the Funds' investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Board of Directors determine. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) OTHER -- Under normal market conditions, New York Tax Exempt invests at least 80% of net assets, plus any borrowings for investment purposes, in New York municipal securities. Accordingly, this Fund may be riskier than a more geographically-diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from the Funds at an annual rate of 0.35% and 0.25% of the average daily net assets for Cash Reserve and New York Tax Exempt, respectively.

   For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were as follows:

                                        GROSS                          NET
                                       ADVISORY                      ADVISORY
        FUND                             FEE          WAIVER           FEE
        ----                          ----------    ----------      ----------
        Cash Reserve                  $  235,240    $ (128,411)     $  106,829
        New York Tax Exempt              146,171        (7,324)        138,847

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended June 30, 2003, co-administrative service fees earned by CSAMSI were as follows:

        FUND                                         CO-ADMINISTRATION FEE
        ----                                         ---------------------
        Cash Reserve                                     $    67,211
        New York Tax Exempt                                   58,468

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

        AVERAGE DAILY NET ASSETS                         ANNUAL RATE
        ------------------------               ---------------------------------
        First $5 billion                       .050% of average daily net assets
        Next $5 billion                        .035% of average daily net assets
        Over $10 billion                       .020% of average daily net assets

   For the six months ended June 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

        FUND                                         CO-ADMINISTRATION FEE
        ----                                         ---------------------
        Cash Reserve                                     $    41,078
        New York Tax Exempt                                   36,785

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of each Fund and not to exceed 0.75% of the average daily net assets of the Class B and Class C shares of Cash Reserve. CSAMSI may use this fee to compensate service organizations for distribution services. For the six months ended June 30, 2003, distribution fees paid to CSAMSI were as follows:

        FUND                                    CLASS     DISTRIBUTION FEE
        ----                                   -------    ----------------
        Cash Reserve                           Class A     $    2,144
                                               Class B             31
                                               Class C             31
                                                           ----------
                                                           $    2,206
                                                           ==========

        New York Tax Exempt                    Class A     $       35
                                                           ==========

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $4,399 for its services from each Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Cash Reserve is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as Common Class Shares, one billion shares are classified as Class A Shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. New York Tax Exempt is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as Common Class shares and one billion shares are designated as Class A shares. Transactions in shares of each Fund were as follows:

                                                                   CASH RESERVE
                                      --------------------------------------------------------------------
                                                                   COMMON CLASS
                                      --------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2003 (UNAUDITED)               DECEMBER 31, 2002
                                      --------------------------------------------------------------------
                                          SHARES            VALUE             SHARES            VALUE
                                      --------------    --------------    --------------    --------------
Shares sold                              270,449,694    $  270,449,694       761,897,915    $  761,897,915
Shares issued in reinvestment
  of dividends                               183,013           183,013         1,144,952         1,144,952
Shares redeemed                         (285,557,333)     (285,557,333)     (926,205,948)     (926,205,948)
                                      --------------    --------------    --------------    --------------
Net decrease                             (14,924,626)   $  (14,924,626)     (163,163,081)   $ (163,163,081)
                                      ==============    ==============    ==============    ==============

                                                                      CLASS A
                                      --------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2003 (UNAUDITED)               DECEMBER 31, 2002
                                      --------------------------------------------------------------------
                                          SHARES            VALUE             SHARES            VALUE
                                      --------------    --------------    --------------    --------------
Shares sold                                2,807,229    $    2,807,229         1,997,654    $    1,997,654
Shares issued in reinvestment
  of dividends                                 4,019             4,019             6,935             6,935
Shares redeemed                           (3,357,407)       (3,357,407)         (327,382)         (327,382)
                                      --------------    --------------    --------------    --------------
Net increase / (decrease)                   (546,159)   $     (546,159)        1,677,207    $    1,677,207
                                      ==============    ==============    ==============    ==============

                                                CASH RESERVE                        CASH RESERVE
                                      --------------------------------    --------------------------------
                                                  CLASS B                             CLASS C
                                      --------------------------------    --------------------------------
                                            FOR THE PERIOD ENDED                FOR THE PERIOD ENDED
                                        JUNE 30, 2003 (UNAUDITED)(1)        JUNE 30, 2003 (UNAUDITED)(1)
                                      --------------------------------    --------------------------------
                                          SHARES            VALUE             SHARES            VALUE
                                      --------------    --------------    --------------    --------------
Shares sold                                   45,891    $       45,891            45,891    $       45,891
Shares issued in reinvestment
  of dividends                                    18                18                18                18
                                      --------------    --------------    --------------    --------------
Net increase                                  45,909    $       45,909            45,909    $       45,909
                                      ==============    ==============    ==============    ==============

----------
(1) For the period May 1, 2003 (inception date) through June 30, 2003.

                                                                 NEW YORK TAX EXEMPT
                                      --------------------------------------------------------------------
                                                                    COMMON CLASS
                                      --------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2003 (UNAUDITED)               DECEMBER 31, 2002
                                      --------------------------------------------------------------------
                                          SHARES            VALUE             SHARES            VALUE
                                      --------------    --------------    --------------    --------------
Shares sold                              138,244,754    $  138,244,754       262,836,050    $  262,836,050
Shares issued in reinvestment
  of dividends                                23,349            23,349           242,994           242,994
Shares redeemed                         (141,643,763)     (141,643,763)     (332,029,869)     (332,029,869)
                                      --------------    --------------    --------------    --------------
Net decrease                              (3,375,660)   $   (3,375,660)      (68,950,825)   $  (68,950,825)
                                      ==============    ==============    ==============    ==============

                                                                      CLASS A
                                      --------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2003 (UNAUDITED)               DECEMBER 31, 2002
                                      --------------------------------------------------------------------
                                          SHARES            VALUE             SHARES            VALUE
                                      --------------    --------------    --------------    --------------
Shares sold                                       --    $           --         1,055,000    $    1,055,000
Shares issued in reinvestment
  of dividends                                    37                37               111               111
Shares redeemed                                   --                --        (1,035,000)       (1,035,000)
                                      --------------    --------------    --------------    --------------
Net increase                                      37    $           37            20,111    $       20,111
                                      ==============    ==============    ==============    ==============

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                  NUMBER OF     APPROXIMATE PERCENTAGE
          FUND                   SHAREHOLDERS   OF OUTSTANDING SHARES
          ----                   ------------   ----------------------
          Cash Reserve
            CLASS
            Common Class               4                 63%
            Class A                    8                 55%

          New York Tax Exempt
            CLASS
            Common Class               2                 89%
            Class A                    1                 95%

   Some of the shareholders are omnibus accounts, which held shares on behalf of several individual shareholders.

CREDIT SUISSE CASH RESERVE FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Cash Reserve Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved except proposals 3 and 4.

1. To Elect the Following Nominees as Directors:

                                        FOR           WITHHELD
                                     -----------   --------------
          Richard H. Francis         109,135,983     1,450,716
          Jack W. Fritz              109,101,845     1,484,854
          Joseph D. Gallagher        109,094,501     1,492,198
          Jeffrey E. Garten          109,079,541     1,507,158
          Peter F. Krogh             109,080,963     1,505,736
          James S. Pasman, Jr.       109,127,788     1,458,911
          Steven N. Rappaport        109,118,538     1,468,161
          William W. Priest          109,126,366     1,460,333

          Total Eligible Shares      136,429,205
          Total Shares Voted         110,586,699
          % of Shares Voted                81.06%

2-A. To Modify the Fundamental Investment Restriction on Lending:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  82,737,885         60.65%           74.82%
        Against               1,670,216          1.23%            1.51%
        Abstain                 986,123          0.72%            0.89%
        Broker Non-votes     25,192,475         18.47%           22.78%

2-B. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  82,845,274         60.72%           74.91%
        Against               1,577,259          1.16%            1.43%
        Abstain                 971,691          0.71%            0.88%
        Broker Non-votes     25,192,475         18.47%           22.78%

2-C. To Remove the Fundamental Investment Restriction on Warrants:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  82,810,291         60.99%           74.88%
        Against               1,577,153          1.16%            1.43%
        Abstain               1,006,779          0.74%            0.91%
        Broker Non-votes     25,192,475         18.47%           22.78%

2-D. To Remove the Fundamental Policy of Concentrating in the Banking Industry:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  82,867,181         60.74%           74.93%
        Against               1,553,930          1.14%            1.41%
        Abstain                 973,113          0.71%            0.88%
        Broker Non-votes     25,192,475         18.47%           22.78%

2-E. To Remove the Fundamental Investment Restriction on Investing in Equities, Corporate Bonds and Municipal Bonds:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  82,827,656         60.71%           74.90%
        Against               1,592,148          1.17%            1.44%
        Abstain                 974,419          0.71%            0.88%
        Broker Non-votes     25,192,475         18.47%           22.78%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  47,540,727         34.85%           42.99%
        Against              36,793,616         26.97%           33.27%
        Abstain               1,059,880          0.78%            0.96%
        Broker Non-votes     25,192,475         18.47%           22.78%

4. To Amend the Organizational Document to Allow Involuntary Redemptions without Shareholder Approval:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  47,629,779         34.91%           43.07%
        Against              36,733,302         26.93%           33.22%
        Abstain               1,031,143          0.76%            0.93%
        Broker Non-votes     25,192,475         18.47%           22.78%

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse New York Tax Exempt Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved except proposals 3 and 4.

1. To Elect the Following Nominees as Directors:

                                        FOR           WITHHELD
                                     -----------    -------------
          Richard H. Francis         115,167,655        72,091
          Jack W. Fritz              115,167,655        72,091
          Joseph D. Gallagher        115,167,655        72,091
          Jeffrey E. Garten          115,167,655        72,091
          Peter F. Krogh             115,167,655        72,091
          James S. Pasman, Jr.       115,167,655        72,091
          Steven N. Rappaport        115,167,655        72,091
          William W. Priest          115,167,655        72,091

          Total Eligible Shares      120,601,984
          Total Shares Voted         115,239,745
          % of Shares Voted                95.55%

2-A. To Modify the Fundamental Investment Restriction on Lending:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  97,543,814         80.88%           84.64%
        Against                 331,483          0.28%            0.29%
        Abstain                  47,408          0.04%            0.04%
        Broker Non-votes     17,317,040         14.36%           15.03%

2-B. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  97,543,814         80.88%           84.64%
        Against                 331,483          0.28%            0.29%
        Abstain                  47,408          0.04%            0.04%
        Broker Non-votes     17,317,040         14.36%           15.03%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  26,624,172         22.08%           23.10%
        Against              71,286,276         59.11%           61.86%
        Abstain                  12,257          0.01%            0.01%
        Broker Non-votes     17,317,040         14.36%           15.03%

4. To Amend the Organizational Document to Allow Involuntary Redemptions:

                                          % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING      SHARES VOTED
                           ------------   -----------------   ------------
        For                  26,624,172         22.08%           23.10%
        Against              71,251,125         59.08%           61.83%
        Abstain                  47,408          0.04%            0.04%
        Broker Non-votes     17,317,040         14.36%           15.03%

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSMMF-3-0603

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(a)(2) The certifications of the Registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b) The certifications of the Registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Credit Suisse New York Tax Exempt Fund, Inc.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 2, 2003


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 2, 2003


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  September 2, 2003